Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Schedule of estimated fair values and carrying values of financial instruments

The estimated fair values and carrying values of the financial instruments at September 30, 2014 and December 31, 2013 are presented in the following table:

	September 30, 2014		December 31, 2013
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents	$27,547	$27,547	$61,484	$61,484
Securities, available for sale	518,614	518,614	484,211	484,211
Securities, held to maturity	143,353	139,460	150,293	141,642
Federal Home Loan Bank stock	1,928	1,928	1,835	1,835
Loans, net	743,061	744,409	703,166	703,025
Accrued interest receivable	6,752	6,752	6,258	6,258

Liabilities:
Deposits	$1,320,393	$1,287,131	$1,303,099	$1,265,898
Borrowings	13,905	13,905	6,288	6,288
Accrued interest payable	2,144	2,144	2,364	2,364

The estimated fair values and carrying values of the financial instruments at December 31, 2013 and 2012 are presented in the following table:

	December 31,
	2013		2012
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents	$61,484	$61,484	$86,233	$86,233
Securities, available for sale	484,211	484,211	600,300	600,300
Securities, held to maturity	150,293	141,642	58,943	58,939
Federal Home Loan Bank stock	1,835	1,835	1,275	1,275
Loans, net	703,166	703,025	629,500	634,042
Accrued interest receivable	6,258	6,258	6,711	6,711

Liabilities:
Deposits	$1,303,099	$1,265,898	$1,252,612	$1,235,526
Borrowings	6,288	6,288	15,846	15,846
Accrued interest payable	2,364	2,364	2,840	2,840